UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended:  12-31-99


Check here if Amendment [x]; Amendment Number:  1
   This Amendment (Check only one.):  [ x]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Heather Davis
Title:   Vice President Operations/CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Heather Davis	    Solana Beach, CA               11-20-08
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 32

Form 13F Information Table Value Total: 102334000

List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105     4219    56440 SH       Sole                    49230              7210
American International Group I COM              026874107     3405    31492 SH       Sole                    27447              4045
Apollo Group                   COM              037604105     1292    64410 SH       Sole                    55010              9400
Broadcom Corp.                 COM              111320107     3516    12910 SH       Sole                    11060              1850
Capital One Financial          COM              14040H105      214     4450 SH       Sole                     4450
Cardinal Health                COM              14149Y108     1289    26920 SH       Sole                    24080              2840
Carnival Cruise Lines          COM              143658300      303     6340 SH       Sole                     6340
Cisco Systems Inc.             COM              17275R102     7609    71030 SH       Sole                    59480             11550
Computer Sciences Corp.        COM              205363104     3923    41460 SH       Sole                    36830              4630
Dayton Hudson                  COM              239753106     1370    18660 SH       Sole                    15360              3300
Dollar General Corp.           COM              256669102     2035    89440 SH       Sole                    78095             11345
EMC Corporation                COM              268648102    10033    91834 SH       Sole                    77734             14100
Exxon Mobil                    COM              30231G102      443     5500 SH       Sole                     5150               350
Freddie Mac Voting Shares      COM              313400301     1220    25915 SH       Sole                    20640              5275
General Electric               COM              369604103     2448    15820 SH       Sole                    12800              3020
HomeDepot                      COM              437076102      242     3525 SH       Sole                     3525
Intel                          COM              458140100     4523    54950 SH       Sole                    46960              7990
Loral Space & Communications   COM              G56462107     3838   157860 SH       Sole                   136630             21230
Mellon Financial               COM              58551A108     2460    72222 SH       Sole                    63940              8282
Merck                          COM              589331107     1219    18136 SH       Sole                    16736              1400
Microsoft Corp.                COM              594918104      716     6134 SH       Sole                     2934              3200
Nestle S A Sponsored Registere COM              641069406      518     5665 SH       Sole                     4965               700
Paychex                        COM              704326107     1861    46525 SH       Sole                    40120              6405
Pfizer                         COM              717081103      552    17030 SH       Sole                    11630              5400
Procter & Gamble               COM              742718109      331     3020 SH       Sole                     1820              1200
Qualcomm                       COM              747525103    28368   161068 SH       Sole                   139028             22040
Solectron                      COM              834182107      785     8250 SH       Sole                     7100              1150
Starbucks Inc.                 COM              855244109     2172    89556 SH       Sole                    80196              9360
State Street Corp.             COM              857477103     2694    36874 SH       Sole                    31664              5210
Univision                      COM              914906102     3674    35950 SH       Sole                    30650              5300
Warner Lambert                 COM              934488107     2251    27470 SH       Sole                    23560              3910
Worldcom, Inc.                 COM              98157D106     2810    52950 SH       Sole                    44475              8475